UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
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Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

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Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           2/13/03
       ------------------------   ---------------------------  ---------
             [Signature] [City, State] [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        21
                                               -------------

Form 13F Information Table Value Total:        $221,578
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                      Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALKERMES INC                      COM            01642T108    5,360     855,000(SH)      (SOLE)                  855,000 (SOLE)
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ALLSCRIPTS HEALTHCARE SOLUTI      COM            01988P108    4,122   1,725,000(SH)      (SOLE)                1,725,000 (SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         COM            031162100    8,701     180,000(SH)      (SOLE)                  180,000 (SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ANDREX CORP                       COM            034551101   10,489     715,000(SH)      (SOLE)                  715,000 (SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CACI INTL INC                     CL A           127190304    9,801     275,000(SH)      (SOLE)                  275,000 (SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                      COM            131347106    5,705   1,750,000(SH)      (SOLE)                1,750,000 (SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103   65,162   4,010,000(SH)      (SOLE)                4,010,000 (SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC                   COM            206197105    7,870     500,000(SH)      (SOLE)                  500,000 (SOLE)
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CROWN CORK & SEAL INC             COM            228255105   11,448   1,440,000(SH)      (SOLE)                1,440,000 (SOLE)
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DAVITA INC                        COM            23918K108    7,401     300,000(SH)      (SOLE)                  300,000 (SOLE)
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ELECTRONIC DATA SYS NEW           COM            285661104     921       50,000(SH)      (SOLE)                   50,000 (SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR                           COM            31787A101    4,393   4,625,000(SH)      (SOLE)                4,625,000 (SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
HALIBURTON CO                     COM            406216101   12,161     650,000(SH)      (SOLE)                  650,000 (SOLE)
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HARMONY GOLD MNG LTD              SPONSORED ADR  413216300    6,555     390,000(SH)      (SOLE)                  390,000 (SOLE)
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MEMBERWORKS INC                   COM            586002107    5,573     310,000(SH)      (SOLE)                  310,000 (SOLE)
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MULTIMEDIA GAMES INC              COM            625453105   12,082     440,000(SH)      (SOLE)                  440,000 (SOLE)
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OCEAN ENERGY INC DEL              COM            67481E106    4,892     245,000(SH)      (SOLE)                  245,000 (SOLE)
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PERKINELMER INC                   COM            714046109    6,723     815,000(SH)      (SOLE)                  815,000 (SOLE)
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PFIZER INC                        COM            717081103    8,865     290,000(SH)      (SOLE)                  290,000 (SOLE)
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SEALED AIR CORP NEW               PFD CV A $2    81211K209   18,957     445,000(SH)      (SOLE)                  445,000 (SOLE)
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SYMBOL TECHNOLOGIES INC           COM            871508107    4,397     535,000(SH)      (SOLE)                  535,000 (SOLE)
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